GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 9,977
2025	8,808
2026	6,683
2027	5,401
2028	4,175
Thereafter	2,120
Net Carrying Amount	$ 37,164